TRADING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
TRADING ASSETS AND LIABILITIES
TRADING ASSETS AND LIABILITIES

NOTE 8 – TRADING ASSETS AND LIABILITIES

Balances of trading asset and liabilities comprise the following as of December 31, 2020 and 2019:

			December 31,		December 31,
	Note	2020		2019
Trading assets
Debt securities	8.1	Ps.	4,780,993	Ps.	4,673,113
Equity securities	8.2		5,123,939		3,523,121
Derivative assets	8.3		1,133,924		917,434
		Ps.	11,038,856	Ps.	9,113,668

Trading liabilities
Derivative liabilities	8.3		1,452,574		962,438
		Ps.	1,452,574	Ps.	962,438
Total trading assets and liabilities net		Ps.	9,586,282	Ps.	8,151,230

8.1         Trading investments in debt securities

The following is the balance at December 31, 2020 and 2019.

	December 31,		December 31,
	2020		2019
Securities issued or secured by the Colombian Government	Ps.	2,831,979	Ps.	2,425,760
Securities issued or secured by other Colombian Government entities		187,295		175,794
Securities issued or secured by foreign Governments		201,312		139,534
Securities issued or secured by central banks		—		13,966
Securities issued or secured by other financial entities		1,502,818		1,850,422
Securities issued or secured by non-financial sector entities		24,975		33,942
Others		32,614		33,695
Total trading debt securities	Ps.	4,780,993	Ps.	4,673,113

8.2          Trading investments in equity securities

The following is the balance at December 31, 2020 and 2019.

	December 31,		December 31,
	2020		2019
In Colombian Pesos
Corporate stock	Ps.	1,297	Ps.	1,679
Investment funds (1) (2)		3,019,846		1,587,495
Pension and severance funds (3)		1,978,634		1,847,317
	Ps.	4,999,777	Ps.	3,436,491

In foreign currency
Corporate stock	Ps.	42,649	Ps.	34,796
Investment funds		81,513		51,834
	Ps.	124,162	Ps.	86,630
Total equity securities	Ps.	5,123,939	Ps.	3,523,121

(1)   Grupo Aval has restricted investment funds related to Concesionaria Nueva Vía al Mar Ps. 156,635 and Concesionaria Vial del Pacífico Ps. 26,935.

(2)   Includes investments in the private real estate fund Nexus as of December 31, 2020, Ps. 971,736 and as of December 31, 2019, Ps.411,898.

(3)   Pursuant to Colombian rules, Porvenir S. A. is required to directly invest 1% of the total assets of these funds in mandatory severance and pension funds managed by Porvenir.

8.3          Trading derivatives assets and liabilities

Trading derivative assets and liabilities comprise the following as of December 31, 2020 and 2019.

	December 31, 2020				December 31, 2019
	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	83,935	Ps.	1,081,010	Ps.	30,706	Ps.	750,384
Foreign currency to sell		733,226		31,429		734,460		65,009
Debt securities to buy		—		—		150		277
Debt securities to sell		349		2,071		103		298
Subtotal	Ps.	817,510	Ps.	1,114,510	Ps.	765,419	Ps.	815,968
Swap
Cross currency		31,394		39,705		34,682		31,808
Interest rate		245,618		251,414		73,481		64,673
Subtotal	Ps.	277,012	Ps.	291,119	Ps.	108,163	Ps.	96,481
Futures contracts
Debt securities to buy		—		—		—		52
Index to buy		—		1,165		—		—
Subtotal	Ps.	—	Ps.	1,165	Ps.	—	Ps.	52
Options contracts
Foreign currency to buy		30,889		2,003		43,069		977
Foreign currency to sell		8,513		43,777		783		48,960
Subtotal		39,402		45,780		43,852		49,937
Total derivative assets and liabilities trading	Ps.	1,133,924	Ps.	1,452,574	Ps.	917,434	Ps.	962,438

Derivative instruments contracted by Grupo Aval or its subsidiaries are generally traded in either domestic financial markets or in over-the-counter international markets. Derivative instruments have a net favorable position (asset) or a net unfavorable position (liability) as a result of fluctuations in exchange rates, in interest rates or other variables relating to market conditions. As a result, the aggregate amount of fair values of the assets and liabilities in derivative instruments may vary significantly from time to time.

8.4          Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

	December 31,		December 31,
	2020		2019
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	—	Ps.	12,454
Securities issued or secured by foreign Governments		27,440		53,900
Securities issued or secured by Colombian Government		1,306,043		533,358
Securities issued or secured by other financial entities		50,801		15,775
Others		7,545		—
	Ps.	1,391,829	Ps.	615,487
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	59,743	Ps.	5,433
	Ps.	59,743	Ps.	5,433
Pledged as collateral to financial obligations
Securities issued or secured by foreign Governments	Ps.	7	Ps.	—
	Ps.	7	Ps.	—
	Ps.	1,451,579	Ps.	620,920

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)